Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbank Loans - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	$ 596,720	$ 479,374
Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	41,323,844	40,811,886
Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(1,192,690)	(1,149,991)
Stage 1 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	34,954,120	34,765,745
Stage 1 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(142,333)	(127,663)
Stage 2 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	3,964,904	3,856,528
Stage 2 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(220,095)	(204,903)
Stage 3 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	2,404,820	2,189,613
Stage 3 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(830,262)	(817,425)
Interbank loans | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	31,283	68,440
Interbank loans | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(1)	(2)
Interbank loans | Stage 1 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	31,283	68,440
Interbank loans | Stage 1 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(1)	(2)
Interbank loans | Stage 2 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0
Interbank loans | Stage 2 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0
Interbank loans | Stage 3 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0
Interbank loans | Stage 3 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0
Commercial loans | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	16,696,805	17,049,698
Commercial loans | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(235,103)	(227,506)
Commercial loans | 1-30 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	258,800	233,938
Commercial loans | 1-30 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(42,914)	(46,442)
Commercial loans | 31-90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	165,906	237,949
Commercial loans | 31-90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(35,903)	(66,251)
Commercial loans | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	699,643	550,072
Commercial loans | Over 90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(371,483)	(319,395)
Commercial loans | Stage 1 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	15,183,222	15,505,706
Commercial loans | Stage 1 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(68,684)	(58,096)
Commercial loans | Stage 1 | 1-30 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	45,590	41,357
Commercial loans | Stage 1 | 1-30 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(4,449)	(3,357)
Commercial loans | Stage 1 | 31-90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	3,285	2,363
Commercial loans | Stage 1 | 31-90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(173)	(128)
Commercial loans | Stage 1 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0	0
Commercial loans | Stage 1 | Over 90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0	0
Commercial loans | Stage 2 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	1,150,507	1,181,694
Commercial loans | Stage 2 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(51,797)	(49,896)
Commercial loans | Stage 2 | 1-30 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	124,071	102,214
Commercial loans | Stage 2 | 1-30 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(12,171)	(9,164)
Commercial loans | Stage 2 | 31-90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	65,549	69,159
Commercial loans | Stage 2 | 31-90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(8,166)	(8,575)
Commercial loans | Stage 2 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	89	0
Commercial loans | Stage 2 | Over 90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(22)	0
Commercial loans | Stage 3 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	363,076	362,298
Commercial loans | Stage 3 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(114,622)	(119,514)
Commercial loans | Stage 3 | 1-30 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	89,139	90,367
Commercial loans | Stage 3 | 1-30 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(26,294)	(33,921)
Commercial loans | Stage 3 | 31-90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	97,072	166,427
Commercial loans | Stage 3 | 31-90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(27,564)	(57,548)
Commercial loans | Stage 3 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	699,554	550,072
Commercial loans | Stage 3 | Over 90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(371,461)	(319,395)
Mortgage loans | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	16,367,567	16,120,315
Mortgage loans | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(66,768)	(82,337)
Mortgage loans | 1-30 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	460,624	398,350
Mortgage loans | 1-30 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(28,992)	(33,877)
Mortgage loans | 31-90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	340,058	347,175
Mortgage loans | 31-90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(40,281)	(45,011)
Mortgage loans | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	391,520	207,599
Mortgage loans | Over 90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(90,329)	(54,908)
Mortgage loans | Stage 1 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	14,746,681	14,612,117
Mortgage loans | Stage 1 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(7,403)	(8,224)
Mortgage loans | Stage 1 | 1-30 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	12,809	19,150
Mortgage loans | Stage 1 | 1-30 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(2,358)	(327)
Mortgage loans | Stage 1 | 31-90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	3,166	4,456
Mortgage loans | Stage 1 | 31-90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(586)	(100)
Mortgage loans | Stage 1 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0	0
Mortgage loans | Stage 1 | Over 90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0	0
Mortgage loans | Stage 2 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	1,385,985	1,285,324
Mortgage loans | Stage 2 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(30,391)	(34,149)
Mortgage loans | Stage 2 | 1-30 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	362,378	278,114
Mortgage loans | Stage 2 | 1-30 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(13,182)	(11,923)
Mortgage loans | Stage 2 | 31-90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	196,569	149,747
Mortgage loans | Stage 2 | 31-90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(16,757)	(7,299)
Mortgage loans | Stage 2 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0	0
Mortgage loans | Stage 2 | Over 90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0	0
Mortgage loans | Stage 3 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	234,901	222,874
Mortgage loans | Stage 3 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(28,974)	(39,964)
Mortgage loans | Stage 3 | 1-30 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	85,437	101,086
Mortgage loans | Stage 3 | 1-30 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(13,452)	(21,627)
Mortgage loans | Stage 3 | 31-90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	140,323	192,972
Mortgage loans | Stage 3 | 31-90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(22,938)	(37,612)
Mortgage loans | Stage 3 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	391,520	207,599
Mortgage loans | Stage 3 | Over 90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(90,329)	(54,908)
Consumer loans | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	5,429,178	5,115,479
Consumer loans | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(116,843)	(112,986)
Consumer loans | 1-30 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	186,180	177,706
Consumer loans | 1-30 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(45,483)	(39,257)
Consumer loans | 31-90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	172,822	191,078
Consumer loans | 31-90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(60,260)	(65,964)
Consumer loans | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	123,458	114,087
Consumer loans | Over 90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(58,330)	(56,055)
Consumer loans | Stage 1 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	4,903,711	4,492,189
Consumer loans | Stage 1 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(52,683)	(54,038)
Consumer loans | Stage 1 | 1-30 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	21,323	18,497
Consumer loans | Stage 1 | 1-30 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(5,638)	(3,150)
Consumer loans | Stage 1 | 31-90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	3,050	1,470
Consumer loans | Stage 1 | 31-90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(358)	(241)
Consumer loans | Stage 1 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0	0
Consumer loans | Stage 1 | Over 90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0	0
Consumer loans | Stage 2 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	455,722	561,846
Consumer loans | Stage 2 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(34,770)	(32,294)
Consumer loans | Stage 2 | 1-30 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	135,203	133,011
Consumer loans | Stage 2 | 1-30 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(27,780)	(25,139)
Consumer loans | Stage 2 | 31-90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	88,115	95,419
Consumer loans | Stage 2 | 31-90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(24,865)	(26,464)
Consumer loans | Stage 2 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	716	0
Consumer loans | Stage 2 | Over 90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(194)	0
Consumer loans | Stage 3 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	69,745	61,444
Consumer loans | Stage 3 | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(29,390)	(26,654)
Consumer loans | Stage 3 | 1-30 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	29,654	26,198
Consumer loans | Stage 3 | 1-30 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(12,065)	(10,968)
Consumer loans | Stage 3 | 31-90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	81,657	94,189
Consumer loans | Stage 3 | 31-90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(35,037)	(39,259)
Consumer loans | Stage 3 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	122,742	114,087
Consumer loans | Stage 3 | Over 90 days past due | Expected credit loss allowance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	$ (58,136)	$ (56,055)